Risk Management Credit risk exposure by geographical areas (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Financial Assets Credit Exposure By Geographical Areas [Line Items]
Total		₩ 396,559,830		₩ 393,116,368
Categories of financial assets [Abstract]
Loans and receivables		267,106,204	$ 250,235,337	258,392,633
Financial assets at FVTPL		5,795,774		5,573,739
AFS debt securities		13,229,244		16,541,888
HTM securities		16,749,296	$ 15,691,383	13,910,251
Derivative assets for hedging		59,272		140,577
Off balance sheet item [Abstract]
Off-balance sheet items		93,620,040		98,557,280
Korea
Financial Assets Credit Exposure By Geographical Areas [Line Items]
Total		376,865,085		372,819,510
Categories of financial assets [Abstract]
Loans and receivables		250,678,479		241,380,250
Financial assets at FVTPL		5,551,870		5,205,849
AFS debt securities		12,407,602		16,155,290
HTM securities		16,606,692		13,758,863
Derivative assets for hedging		16,590		74,166
Off balance sheet item [Abstract]
Off-balance sheet items		91,603,852		96,245,092
China
Financial Assets Credit Exposure By Geographical Areas [Line Items]
Total		4,689,301		5,043,901
Categories of financial assets [Abstract]
Loans and receivables		4,104,912		4,286,018
Financial assets at FVTPL		2,937		6,525
AFS debt securities		52,259		13,845
Off balance sheet item [Abstract]
Off-balance sheet items		529,193		737,513
USA
Financial Assets Credit Exposure By Geographical Areas [Line Items]
Total		3,210,680		3,053,415
Categories of financial assets [Abstract]
Loans and receivables		2,823,247		2,792,088
AFS debt securities		151,131		137,861
HTM securities		63,732		20,336
Off balance sheet item [Abstract]
Off-balance sheet items		172,570		103,130
UK
Financial Assets Credit Exposure By Geographical Areas [Line Items]
Total		1,353,599		1,304,594
Categories of financial assets [Abstract]
Loans and receivables		1,094,988		895,874
Financial assets at FVTPL		148,955		261,547
Derivative assets for hedging		42,682		66,342
Off balance sheet item [Abstract]
Off-balance sheet items		66,974		80,831
Japan
Financial Assets Credit Exposure By Geographical Areas [Line Items]
Total		406,929		346,801
Categories of financial assets [Abstract]
Loans and receivables		381,890		323,470
Financial assets at FVTPL				81
Off balance sheet item [Abstract]
Off-balance sheet items		25,039		23,250
Others
Financial Assets Credit Exposure By Geographical Areas [Line Items]
Total	[1]	10,034,236		10,548,147
Categories of financial assets [Abstract]
Loans and receivables	[1]	8,022,688		8,714,933
Financial assets at FVTPL	[1]	92,012		99,737
AFS debt securities	[1]	618,252		234,892
HTM securities	[1]	78,872		131,052
Derivative assets for hedging	[1]			69
Off balance sheet item [Abstract]
Off-balance sheet items	[1]	₩ 1,222,412		₩ 1,367,464

[1]	Others consist of financial assets in Indonesia, Vietnam, Panama and the European countries and others.